Sullivan & Worcester LLP	T 202 775 1200
1666 K Street, NW	F 202 293 2275
Washington, DC 20006	www.sandw.com

January 11, 2013

VIA EDGAR

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Met Investors Series Trust (the “Trust”)
SEC File Nos. 333-48456, 811-10183
CIK - 0001126087

Ladies and Gentlemen:

Pursuant to Rule 497 under the Securities Act of 1933, as amended, enclosed is the Interactive Data File that mirrors the risk/return summary information in the supplement dated December 20, 2012 to the prospectus dated April 30, 2012 for the Met/Templeton Growth Portfolio, a series of the Trust, filed under Rule 497(e) on December 20, 2012 (SEC Accession No. 0001193125-12-510005).

Any questions or comments with respect to this filing may be directed to the undersigned at (202) 775-1213.

Very truly yours,
/s/ John L. Chilton

Enclosures

cc:	Andrew L. Gangolf, Esq.
Michael P. Lawlor, Esq.
David C. Mahaffey, Esq.